Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Revenues:
Total net revenues		$ 27,713	$ 20,567	$ 41,203
Total cost of revenues		(21,927)	(16,697)	(35,665)
Total gross profit		5,786	3,870	5,538
Operating expenses:
Sales and marketing expenses		(534)	(494)	(314)
General and administrative expenses		(6,465)	(11,084)	(5,438)
Research and development expenses		(2,321)	(3,658)	(3,383)
Total operating expenses		(9,320)	(15,236)	(9,135)
Other operating income		396	22	148
Operating loss		(3,138)	(11,344)	(3,449)
Interest income		9	60	24
Interest expense		(1,257)	(1,271)	(11,644)
Other income		4,225	617	214
Other expense		(210)	(140)	(2,123)
Gain on debt settlement			176	217
Loss related to equity financing			(14,156)	(3,669)
(Loss) gain on additional compensation to HHE		5,950	(5,400)	(5,950)
Loss on deconsolidation of a subsidiary				(3,610)
Gain on deconsolidation of a subsidiary		12,564
Loss on repurchase of convertible notes		(600)
Foreign exchange (loss) gain		(73)	1,163	(1,495)
(Loss) income from continuing operations, before income taxes		17,470	(30,295)	(31,485)
Income tax (expense) benefit		(8)	2,084	(1)
Net (loss) income from continuing operations		17,462	(28,211)	(31,486)
Discontinued operations
(Loss) income from operations of discontinued entities		(4)	2,368	(7,316)
Income tax expense		(135)	(1,078)	(59)
Net (loss) income on discontinued operations		(139)	1,290	(7,375)
Net (loss) income		17,323	(26,921)	(38,861)
Net (loss) income attributable to noncontrolling interest – continuing operations		626	(454)	(190)
Net (loss) income attributable to noncontrolling interest – discontinued operations				(4,639)
Less: net (loss) income attributable to noncontrolling interest		626	(454)	(4,829)
Net (loss) income attributable to Borqs Technologies, Inc.		16,697	(26,467)	(34,032)
Net (loss) income attributable to ordinary shareholders		$ 16,697	$ (26,467)	$ (34,032)
Net (loss) income per share from continuing operations attributable to Borqs Technologies, Inc.
(Loss) income per share—Basic (in Dollars per share)	[1]	$ 0.55	$ (2.13)	$ (16.36)
(Loss) income per share—Diluted (in Dollars per share)	[1]	0.55	(2.13)	(16.36)
Net (loss) income per share from discontinued operations attributable to Borqs Technologies, Inc.
Loss per share—Basic (in Dollars per share)	[1]	0	0.1	(1.43)
Loss per share—Diluted (in Dollars per share)	[1]	0	0.1	(1.43)
Net (loss) income per share attributable to Borqs Technologies, Inc.
(Loss) income per share—Basic (in Dollars per share)	[1]	0.55	(2.03)	(17.79)
(Loss) income per share—Diluted (in Dollars per share)	[1]	$ 0.55	$ (2.03)	$ (17.79)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations—basic (in Shares)	[1]	30,461,758	13,059,041	1,912,591
Weighted-average number of ordinary shares used in calculating continuing operations—diluted (in Shares)	[1]	30,461,758	13,059,041	1,912,591
Weighted-average number of ordinary shares used in calculating discontinued operations—basic (in Shares)	[1]	30,461,758	13,059,041	1,912,591
Weighted-average number of ordinary shares used in calculating discontinued operations—diluted (in Shares)	[1]	30,461,758	13,059,041	1,912,591
Software
Net Revenues:
Total net revenues		$ 1,601	$ 1,516	$ 1,746
Total cost of revenues		(379)	(678)	(393)
Hardware
Net Revenues:
Total net revenues		26,112	19,051	39,457
Total cost of revenues		$ (21,548)	$ (16,019)	$ (35,272)

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023